Report of the directors financial review risk report - The consensus Central scenario (Details)	6 Months Ended
Jun. 30, 2021 $ / bbl
West Texas Intermediate Oil
Disclosure of financial assets [line items]
Oil and gas, average sale price	58
Central scenario ECL
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	3.30%
Forecast period	5 years
Central scenario ECL | UK
Disclosure of financial assets [line items]
Probability	50.00%
GDP growth rate, 5 year average	3.00%
Unemployment rate, 5 year average	5.10%
House price growth, 5 year average	3.00%
Short term interest rate, 5 year average	0.60%
Central scenario ECL | US
Disclosure of financial assets [line items]
Probability	75.00%
GDP growth rate, 5 year average	2.90%
Unemployment rate, 5 year average	4.10%
House price growth, 5 year average	5.10%
Short term interest rate, 5 year average	1.10%
Central scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	70.00%
GDP growth rate, 5 year average	2.60%
Unemployment rate, 5 year average	4.00%
House price growth, 5 year average	2.90%
Short term interest rate, 5 year average	1.90%
Central scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	80.00%
GDP growth rate, 5 year average	5.00%
Unemployment rate, 5 year average	3.80%
House price growth, 5 year average	4.90%
Short term interest rate, 5 year average	3.50%
Central scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	70.00%
GDP growth rate, 5 year average	2.60%
Unemployment rate, 5 year average	6.10%
House price growth, 5 year average	4.70%
Short term interest rate, 5 year average	1.40%
Central scenario ECL | France
Disclosure of financial assets [line items]
Probability	45.00%
GDP growth rate, 5 year average	2.10%
Unemployment rate, 5 year average	8.30%
House price growth, 5 year average	3.50%
Short term interest rate, 5 year average	(0.40%)
Central scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	65.00%
GDP growth rate, 5 year average	3.60%
Unemployment rate, 5 year average	2.70%
House price growth, 5 year average	0.80%
Short term interest rate, 5 year average	1.50%
Central scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	65.00%
GDP growth rate, 5 year average	2.40%
Unemployment rate, 5 year average	4.20%
House price growth, 5 year average	4.60%
Short term interest rate, 5 year average	6.40%
Central scenario ECL | Minimum
Disclosure of financial assets [line items]
Probability	45.00%
Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	80.00%
Central scenario ECL | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	5.30%
Central scenario ECL | 2021: Annual average growth rate | UK
Disclosure of financial assets [line items]
GDP growth rate	6.10%
Unemployment rate	5.80%
House price growth	8.30%
Short-term interest rate	0.20%
Central scenario ECL | 2021: Annual average growth rate | US
Disclosure of financial assets [line items]
GDP growth rate	6.10%
Unemployment rate	5.50%
House price growth	11.90%
Short-term interest rate	0.30%
Central scenario ECL | 2021: Annual average growth rate | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate	5.20%
Unemployment rate	6.20%
House price growth	2.60%
Short-term interest rate	0.90%
Central scenario ECL | 2021: Annual average growth rate | Mainland China
Disclosure of financial assets [line items]
GDP growth rate	8.50%
Unemployment rate	3.90%
House price growth	4.30%
Short-term interest rate	3.40%
Central scenario ECL | 2021: Annual average growth rate | Canada
Disclosure of financial assets [line items]
GDP growth rate	5.80%
Unemployment rate	7.60%
House price growth	16.10%
Short-term interest rate	0.50%
Central scenario ECL | 2021: Annual average growth rate | France
Disclosure of financial assets [line items]
GDP growth rate	4.90%
Unemployment rate	8.90%
House price growth	4.50%
Short-term interest rate	(0.60%)
Central scenario ECL | 2021: Annual average growth rate | UAE
Disclosure of financial assets [line items]
GDP growth rate	2.50%
Unemployment rate	2.70%
House price growth	(3.90%)
Short-term interest rate	0.80%
Central scenario ECL | 2021: Annual average growth rate | Mexico
Disclosure of financial assets [line items]
GDP growth rate	4.90%
Unemployment rate	4.50%
House price growth	5.40%
Short-term interest rate	4.50%
Central scenario ECL | 2022: Annual average growth rate | UK
Disclosure of financial assets [line items]
GDP growth rate	5.50%
Unemployment rate	5.80%
House price growth	2.70%
Short-term interest rate	0.30%
Central scenario ECL | 2022: Annual average growth rate | US
Disclosure of financial assets [line items]
GDP growth rate	4.00%
Unemployment rate	4.30%
House price growth	6.20%
Short-term interest rate	0.40%
Central scenario ECL | 2022: Annual average growth rate | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate	3.20%
Unemployment rate	4.60%
House price growth	3.90%
Short-term interest rate	1.20%
Central scenario ECL | 2022: Annual average growth rate | Mainland China
Disclosure of financial assets [line items]
GDP growth rate	5.50%
Unemployment rate	3.80%
House price growth	6.00%
Short-term interest rate	3.40%
Central scenario ECL | 2022: Annual average growth rate | Canada
Disclosure of financial assets [line items]
GDP growth rate	3.90%
Unemployment rate	6.30%
House price growth	6.40%
Short-term interest rate	0.70%
Central scenario ECL | 2022: Annual average growth rate | France
Disclosure of financial assets [line items]
GDP growth rate	3.90%
Unemployment rate	8.70%
House price growth	3.50%
Short-term interest rate	(0.60%)
Central scenario ECL | 2022: Annual average growth rate | UAE
Disclosure of financial assets [line items]
GDP growth rate	3.80%
Unemployment rate	2.70%
House price growth	(0.70%)
Short-term interest rate	0.90%
Central scenario ECL | 2022: Annual average growth rate | Mexico
Disclosure of financial assets [line items]
GDP growth rate	2.90%
Unemployment rate	4.20%
House price growth	5.20%
Short-term interest rate	5.50%
Central scenario ECL | 2023: Annual average growth rate | UK
Disclosure of financial assets [line items]
GDP growth rate	2.20%
Unemployment rate	5.00%
House price growth	2.50%
Short-term interest rate	0.50%
Central scenario ECL | 2023: Annual average growth rate | US
Disclosure of financial assets [line items]
GDP growth rate	2.30%
Unemployment rate	4.00%
House price growth	4.40%
Short-term interest rate	0.70%
Central scenario ECL | 2023: Annual average growth rate | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate	2.70%
Unemployment rate	3.90%
House price growth	2.50%
Short-term interest rate	1.60%
Central scenario ECL | 2023: Annual average growth rate | Mainland China
Disclosure of financial assets [line items]
GDP growth rate	5.30%
Unemployment rate	3.80%
House price growth	5.40%
Short-term interest rate	3.50%
Central scenario ECL | 2023: Annual average growth rate | Canada
Disclosure of financial assets [line items]
GDP growth rate	2.30%
Unemployment rate	6.10%
House price growth	2.60%
Short-term interest rate	1.20%
Central scenario ECL | 2023: Annual average growth rate | France
Disclosure of financial assets [line items]
GDP growth rate	2.10%
Unemployment rate	8.40%
House price growth	4.20%
Short-term interest rate	(0.50%)
Central scenario ECL | 2023: Annual average growth rate | UAE
Disclosure of financial assets [line items]
GDP growth rate	3.00%
Unemployment rate	2.70%
House price growth	0.30%
Short-term interest rate	1.20%
Central scenario ECL | 2023: Annual average growth rate | Mexico
Disclosure of financial assets [line items]
GDP growth rate	2.30%
Unemployment rate	4.10%
House price growth	4.70%
Short-term interest rate	6.40%